Morgan Stanley Financial Services Trust
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2001

Dear Shareholder:


The U.S. economy lost much of its momentum during the six-month period ended November 30, 2001. The slowdown was due initially to an inventory correction, especially in the telecommunications and technology sectors. Consequently, manufacturing overall was particularly weak. Consumer spending also slowed as consumer confidence softened. Toward the end of the summer, the economy had begun to show some improvement. However, the attacks of September 11 and subsequent events constituted a further shock to the economy. By the end of the period, an already faltering economy tipped into recession.

As the extent of the economic slowdown became evident, the Federal Reserve Board continued the series of rate easing moves it began in January. With the economy appearing to be stabilizing through the summer, the Fed cut the federal funds rate by only an additional 0.50 percent (from 4 percent to 3.50 percent) from the end of May until September 11. Then, with the fallout from the terrorist attacks creating an urgent need for economic stimulus, the Fed slashed the federal funds rate to 2 percent by the end of the review period (with an additional cut to 1.75 percent in early December).

During the period under review, as measured by the Standard & Poor's 500 Index (S&P 500)(1), the stock market returned -8.65 percent. Several sectors, including utilities, energy and telecommunications, weighed heavily on the broader market, while only two sectors - health care and consumer staples - posted positive results. Despite further indications of commercial and consumer credit-quality deterioration, financial stocks performed in line with the broader market.

Performance and Portfolio Strategy


For the six-month period ended November 30, 2001, Morgan Stanley Financial Services Trust's Class B shares produced a total return of -4.85 percent, compared to -8.65 percent for the S&P 500 and -8.46 percent for the S&P Financials Index(2). For the same period, the Fund's Class A, C and D shares posted total returns of -4.40 percent, -4.85 percent and -4.32 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's outperformance relative to the S&P 500 was primarily attributable to its above-market exposure to property and casualty (P&C) reinsurance companies, small-capitalization asset managers and

--------------

(1) The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Standard & Poor's Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index. The Index was developed with a base level of 10 for the 1970 base period. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Financial Services Trust
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2001 continued

interest-rate-sensitive financials, which include mortgage-related names and government-sponsored enterprises (GSEs). We focused on financial companies that the manager anticipated would benefit in a declining-interest-rate environment but that did not have significant exposure to commercial credit or syndicated lending.

Consequently, we have focused the Fund's investments on secured credit lenders in the housing sector with low loan-to-value ratios, including thrifts, mortgage insurance providers and GSEs. We believe that low loan-to-value ratios provide a cushion as the economy slows and housing prices undergo a corresponding decline. The Fund has maintained significant exposure to P&C reinsurance stocks, which in our view occupy one of the few areas of the economy with pricing power.

We added positions in secular growth sectors in capital markets and wealth-management businesses, including brokers and global wholesale banks (which are experiencing cyclical weakness) as prices, in our view, became more attractive in mid to late September. But we remained underweighted in unsecured lenders, such as credit card companies as unemployment levels are expected to increase well into 2002.

Looking Ahead

We are expecting that the gross domestic product will reverse course by the second half of 2002. We are maintaining our stance on financial institutions that have less credit-sensitive business lines and will continue to look for financial-services companies that are not overly susceptible to changes in credit quality. However, we have begun to take positions in large regional banks with strong reserve positions that could benefit as late cyclicals as the economy rebounds in the second half of 2002.

In our opinion, the fundamentals for financial stocks remain quite strong and the group remains attractively valued. The financial group is currently growing well above the S&P earnings growth rate but trades at a significant discount to the S&P multiple. The Fund will continue to focus on long-term growth areas in the wealth-management and asset-gathering businesses, including brokers, banks and insurance companies that emphasize asset management and retirement products. We anticipate that the Fund will maintain its overweighting in segments of the financial-services industry that we believe offer the potential for above-average relative earnings growth as well as those believed to be best positioned to benefit from anticipated industry consolidation, deregulation and advances in technology.

We appreciate your ongoing support of Morgan Stanley Financial Services Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ C. Fiumefreddo                       /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley Financial Services Trust
FUND PERFORMANCE o NOVEMBER 30, 2001

                          Average Annual Total Returns
--------------------------------------------------------------------------------

                    Class A Shares*
-------------------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                         2.84%(1)   (2.56)%(2)
Since Inception (7/28/97)     12.77%(1)   11.38 %(2)


                   Class C Shares+
------------------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                         2.03%(1)    1.03%(2)
Since Inception (7/28/97)     11.89%(1)   11.89%(2)


                   Class B Shares**
-------------------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                         2.03%(1)    (2.97)%(2)
Since Inception (2/26/97)     14.10%(1)    13.84 %(2)


            Class D Shares++
-------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                         3.08%(1)
Since Inception (7/28/97)     12.87%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.



------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Financial Services Trust
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 (unaudited)




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Common Stocks (96.3%)
                       Data Processing Services (4.3%)
  346,100              Bisys Group, Inc. (The) * ..........   $ 20,364,524
                                                              ------------
                       Finance/Rental/Leasing (10.8%)
  429,500              Doral Financial Corp. ..............     13,928,685
   44,500              Federal Agricultural Mortgage
                         Corp. (Class C)* .................      2,027,420
  209,500              Freddie Mac ........................     13,862,615
  233,800              Household International, Inc. ......     13,791,862
  353,600              IndyMac Bancorp, Inc.* .............      8,023,184
                                                              ------------
                                                                51,633,766
                                                              ------------
                       Financial Conglomerates (3.9%)
  191,200              Citigroup, Inc. ....................      9,158,480
  240,700              Hancock (John) Financial
                         Services, Inc. ...................      9,469,138
                                                              ------------
                                                                18,627,618
                                                              ------------
                       Insurance Brokers/Services (1.7%)
   75,100              Marsh & McLennan Companies, Inc. ...      8,033,447
                                                              ------------
                       Investment Banks/Brokers (11.2%)
  216,400              Bear Stearns Companies, Inc. (The) .     12,443,000
  142,800              Goldman Sachs Group, Inc. (The) ....     12,694,920
  286,000              Lehman Brothers Holdings, Inc. .....     18,918,900
  187,200              Merrill Lynch & Co., Inc. ..........      9,376,848
                                                              ------------
                                                                53,433,668
                                                              ------------
                       Investment Managers (12.5%)
  193,400              Affiliated Managers Group, Inc.* ...     13,122,190
  350,200              BlackRock, Inc.* ...................     13,580,756
  489,000              Federated Investors, Inc.
                         (Class B) ........................     14,376,600
   77,850              Neuberger Berman Inc. ..............      3,081,303
  150,000              Price (T.) Rowe Group, Inc. ........      4,755,000
  328,100              W.P. Stewart & Co. Ltd. ............      8,005,640
   88,400              Waddell & Reed Financial, Inc.
                         (Class A) ........................      2,387,684
                                                              ------------
                                                                59,309,173
                                                              ------------


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Life/Health Insurance (4.6%)
  447,600              AFLAC, Inc. ........................   $ 12,264,240
  279,400              Annuity and Life Re (Holdings),
                         Ltd. (Bermuda) ...................      6,820,154
  430,900              Universal American Financial
                         Corp.* ...........................      3,055,081
                                                              ------------
                                                                22,139,475
                                                              ------------
                       Major Banks (4.6%)
  340,400              Bank One Corp. .....................     12,744,576
   57,600              BB&T Corp. .........................      1,967,040
  301,500              SouthTrust Corp. ...................      7,377,705
                                                              ------------
                                                                22,089,321
                                                              ------------
                       Multi-Line Insurance (1.5%)
   87,800              American International Group, Inc. .      7,234,720
                                                              ------------
                       Property - Casualty Insurers (12.2%)
  395,100              ACE, Ltd. (Bermuda) ................     15,053,310
  184,000              Allstate Corp. (The) ...............      6,300,160
  244,200              Everest Re Group, Ltd.
                         (Bermuda) ........................     17,448,090
   57,700              RenaissanceRe Holdings Ltd.
                         (Bermuda) ........................      5,701,337
  146,600              XL Capital Ltd. (Class A)
                         (Bermuda) ........................     13,630,868
                                                              ------------
                                                                58,133,765
                                                              ------------

                       Real Estate Development (1.3%)
  208,400              LNR Property Corp. .................      5,960,240
                                                              ------------
                       Regional Banks (17.6%)
  333,600              Fifth Third Bancorp ................     20,046,024
  553,600              Hibernia Corp. (Class A) ...........      9,067,968
  138,300              M&T Bank Corp. .....................      9,750,150
  474,200              National Commerce Financial
                         Corp. ............................     11,380,800
  465,000              North Fork Bancorporation, Inc. ....     14,084,850
  231,600              Northern Trust Corp. ...............     13,395,744
  134,500              TCF Financial Corp. ................      6,180,275
                                                              ------------
                                                                83,905,811
                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2001 (unaudited) continued


  NUMBER OF
   SHARES                                                VALUE
------------                                        ---------------
               Savings Banks (2.0%)
   55,300      Firstfed Financial Corp.* ........   $  1,324,435
  158,200      Golden West Financial Corp. ......      8,178,940
                                                    ------------
                                                       9,503,375
                                                    ------------
               Specialty Insurance (8.1%)
  188,500      Ambac Financial Group, Inc. ......     10,571,080
  317,000      PMI Group, Inc. (The) ............     20,018,550
  203,500      Radian Group, Inc. ...............      7,794,050
                                                    ------------
                                                      38,383,680
                                                    ------------
               Total Common Stocks
               (Cost $410,633,317) ..............    458,752,583
                                                    ------------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               Short-Term Investment (3.0%)
               Repurchase Agreement
$  14,184      Joint repurchase agreement
               account 2.129% due
               12/03/01; (dated
               11/30/01; proceeds
               $14,186,517) (a)
               (Cost $14,184,000)..........        14,184,000
                                                 ------------


Total Investments
(Cost $424,817,317) (b) .........    99.3%        472,936,583
Other Assets in Excess of
Liabilities .....................     0.7           3,410,552
                                    -----         -----------
Net Assets ......................   100.0%       $476,347,135
                                    =====        ============

---------------------------
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $53,413,236 and the aggregate gross unrealized depreciation is $5,293,970, resulting in net unrealized appreciation of $48,119,266.


                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2001 (UNAUDITED)



Assets:
Investments in securities, at value
 (cost $424,817,317) ..............................................    $ 472,936,583
Cash ..............................................................            6,531
Receivable for:
  Investments sold ................................................        4,853,094
  Shares of beneficial interest sold ..............................          457,981
  Dividends .......................................................          397,882
  Foreign withholding taxes reclaimed .............................           21,726
Deferred organizational expenses ..................................            2,930
Prepaid expenses and other assets .................................           70,435
                                                                       -------------
  Total Assets ....................................................      478,747,162
                                                                       -------------
Liabilities:
Payable for:
  Investments purchased ...........................................        1,545,246
  Distribution fee ................................................          354,213
  Investment management fee .......................................          291,448
  Shares of beneficial interest repurchased .......................          163,359
Accrued expenses and other payables ...............................           45,761
                                                                       -------------
  Total Liabilities ...............................................        2,400,027
                                                                       -------------
  Net Assets ......................................................    $ 476,347,135
                                                                       =============
Composition of Net Assets:
Paid-in-capital ...................................................    $ 439,820,631
Net unrealized appreciation .......................................       48,118,813
Accumulated net investment loss ...................................       (1,456,386)
Accumulated net realized loss .....................................      (10,135,923)
                                                                       -------------
  Net Assets ......................................................    $ 476,347,135
                                                                       =============
Class A Shares:
Net Assets ........................................................    $   6,465,649
Shares Outstanding (unlimited authorized, $.01 par value) .........          495,867
  Net Assets Value Per Share ......................................    $       13.04
                                                                       =============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................    $       13.76
                                                                       =============
Class B Shares:
Net Assets ........................................................    $ 419,146,957
Shares Outstanding (unlimited authorized, $.01 par value) .........       33,387,011
  Net Assets Value Per Share ......................................    $       12.55
                                                                       =============
Class C Shares:
Net Assets ........................................................    $  12,760,802
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,016,650
  Net Assets Value Per Share ......................................    $       12.55
                                                                       =============
Class D Shares:
Net Assets ........................................................    $  37,973,727
Shares Outstanding (unlimited authorized, $.01 par value) .........        2,904,941
  Net Assets Value Per Share ......................................    $       13.07
                                                                       =============

                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2001 (unaudited)



Net Investment Loss:
Income
Dividends (net of $3,750 foreign withholding tax) ........................................     $   2,960,564
Interest .................................................................................           321,241
                                                                                               -------------
  Total Income ...........................................................................         3,281,805
                                                                                               -------------
Expenses
Distribution fee (Class A shares) ........................................................             9,325
Distribution fee (Class B shares) ........................................................         2,276,483
Distribution fee (Class C shares) ........................................................            67,398
Investment management fee ................................................................         1,926,242
Transfer agent fees and expenses .........................................................           313,879
Shareholder reports and notices ..........................................................            38,590
Registration fees ........................................................................            33,820
Professional fees ........................................................................            29,008
Custodian fees ...........................................................................            24,970
Trustees' fees and expenses ..............................................................             6,134
Organizational expenses ..................................................................             6,112
Other ....................................................................................             6,230
                                                                                               -------------
  Total Expenses .........................................................................         4,738,191
                                                                                               -------------
  Net Investment Loss ....................................................................        (1,456,386)
                                                                                               -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments ............................................................................        (5,988,317)
  Foreign exchange transactions ..........................................................           (13,142)
                                                                                               -------------
  Net Loss ...............................................................................        (6,001,459)
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................................................       (20,037,789)
  Translation of forward foreign currency contracts, other assets and liabilities
    denominated in foreign currencies ....................................................             3,597
                                                                                               -------------
  Net Depreciation .......................................................................       (20,034,192)
                                                                                               -------------
  Net Loss ...............................................................................       (26,035,651)
                                                                                               -------------
Net Decrease .............................................................................     $ (27,492,037)
                                                                                               =============



                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                      FOR THE SIX       FOR THE YEAR
                                                                                      MONTHS ENDED          ENDED
                                                                                   NOVEMBER 30, 2001    MAY 31, 2001
                                                                                  ------------------- ----------------
                                                                                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .............................................................    $  (1,456,386)     $ (2,263,186)
Net realized gain (loss) ........................................................       (6,001,459)       57,492,296
Net change in unrealized appreciation ...........................................      (20,034,192)       36,689,795
                                                                                     -------------      ------------
  Net Increase (Decrease) .......................................................      (27,492,037)       91,918,905
Net increase (decrease) from transactions in shares of beneficial interest ......      (22,978,647)       48,898,864
                                                                                     -------------      ------------
  Net Increase (Decrease) .......................................................      (50,470,684)      140,817,769
Net Assets:
Beginning of period .............................................................      526,817,819       386,000,050
                                                                                     -------------      ------------
End of Period
(Including accumulated net investment losses of $1,456,386 and $0, respectively)     $ 476,347,135      $526,817,819
                                                                                     =============      ============

                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 (UNAUDITED)


1. Organization and Accounting Policies

Morgan Stanley Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price;
(3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it

Morgan Stanley Financial Services Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 (UNAUDITED) continued

believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records

Morgan Stanley Financial Services Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 (UNAUDITED) continued

realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

I. Organizational Expenses - The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $61,100 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

Morgan Stanley Financial Services Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 (UNAUDITED) continued

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $14,967,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $569,000 and $4,400, respectively and received approximately $44,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2001 aggregated $530,070,766 and $561,156,782, respectively.

For the six months ended November 30, 2001, the Fund incurred brokerage commissions of $47,161 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended November 30, 2001, the Fund incurred brokerage commissions of $127,256 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $5,000.

Morgan Stanley Financial Services Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:




                                                         FOR THE SIX                           FOR THE YEAR
                                                         MONTHS ENDED                             ENDED
                                                      NOVEMBER 30, 2001                        MAY 31, 2001
                                              ----------------------------------   ------------------------------------
                                                         (unaudited)
                                                   SHARES            AMOUNT             SHARES              AMOUNT
                                              ---------------   ----------------   ----------------   -----------------
CLASS A SHARES
Sold ......................................       1,007,628      $  13,594,811            766,075      $    9,850,889
Repurchased ...............................      (1,037,525)       (13,952,901)          (721,442)         (9,391,214)
                                                 ----------      -------------           --------      --------------
Net increase (decrease) - Class A .........         (29,897)          (358,090)            44,633             459,675
                                                 ----------      -------------           --------      --------------
CLASS B SHARES
Sold ......................................       3,099,150         40,342,233         12,438,784         154,539,311
Repurchased ...............................      (6,224,508)       (78,598,871)       (10,633,832)       (128,948,115)
                                                 ----------      -------------        -----------      --------------
Net increase (decrease) - Class B .........      (3,125,358)       (38,256,638)         1,804,952          25,591,196
                                                 ----------      -------------        -----------      --------------
CLASS C SHARES
Sold ......................................         136,495          1,749,111            781,903           9,726,315
Repurchased ...............................        (260,986)        (3,375,712)          (570,278)         (6,913,293)
                                                 ----------      -------------        -----------      --------------
Net increase (decrease) - Class C .........        (124,491)        (1,626,601)           211,625           2,813,022
                                                 ----------      -------------        -----------      --------------
CLASS D SHARES
Sold ......................................       1,802,963         24,662,227          1,897,109          24,420,446
Repurchased ...............................        (587,348)        (7,399,545)          (357,170)         (4,385,475)
                                                 ----------      -------------        -----------      --------------
Net increase - Class D ....................       1,215,615         17,262,682          1,539,939          20,034,971
                                                 ----------      -------------        -----------      --------------
Net increase (decrease) in Fund ...........      (2,064,131)     $ (22,978,647)         3,601,149      $   48,898,864
                                                 ==========      =============        ===========      ==============

6. Federal Income Tax Status

At May 31, 2001, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.


7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Financial Services Trust
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2001 (UNAUDITED) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At November 30, 2001, there were no outstanding forward contracts.

Morgan Stanley Financial Services Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                         FOR THE YEAR ENDED MAY 31,
                                                              FOR THE SIX     ------------------------------------------------
                                                             MONTHS ENDED
                                                           NOVEMBER 30, 2001        2001            2000            1999
                                                         -------------------- ---------------- -------------- ----------------
                                                              (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $13.64             $   10.92      $15.57           $   14.44
                                                              -------            ---------      -------          ---------
Income (loss) from investment operations:
 Net investment income .................................        0.01                  0.03        0.05                0.05
 Net realized and unrealized gain (loss) ...............       (0.61)                 2.69       (1.02)               2.48
                                                              -------            ---------      -------          ---------
Total income (loss) from investment operations .........       (0.60)                 2.72       (0.97)               2.53
                                                              -------            ---------      -------          ---------
Less dividends and distributions from:
 Net investment income .................................          -                      -          -                    -
 Net realized gain .....................................          -                      -       (3.68)              (1.40)
                                                              -------            ---------      -------          ---------
Total dividends and distributions ......................          -                      -       (3.68)              (1.40)
                                                              -------            ---------      -------          ---------
Net asset value, end of period .........................      $13.04             $   13.64      $10.92           $   15.57
                                                              =======            =========      =======          =========
Total Return+ ..........................................       (4.40)%(1)            24.91%      (7.66)%             19.63%
Ratios to Average Net Assets:
Expenses ...............................................        1.18 %(2)(3)          1.14%(3)    1.20 %(3)           1.20%(3)
Net investment income ..................................        0.10 %(2)(3)          0.27%(3)    0.37 %(3)           0.37%(3)
Supplemental Data:
Net assets, end of period, in thousands ................      $6,466             $   7,173      $5,253           $   4,905
Portfolio turnover rate ................................         108 %(1)              254%        264 %               295%



                                                           FOR THE PERIOD
                                                           JULY 28, 1997*
                                                              THROUGH
                                                            MAY 31, 1998
                                                         -----------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................     $11.51
                                                             -------
Income (loss) from investment operations:
 Net investment income .................................       0.04
 Net realized and unrealized gain (loss) ...............       3.13
                                                             -------
Total income (loss) from investment operations .........       3.17
                                                             -------
Less dividends and distributions from:
 Net investment income .................................      (0.06)
 Net realized gain .....................................      (0.18)
                                                             -------
Total dividends and distributions ......................      (0.24)
                                                             -------
Net asset value, end of period .........................     $ 14.44
                                                             =======
Total Return+ ..........................................       27.74 %(1)
Ratios to Average Net Assets:
Expenses ...............................................        1.23 %(2)
Net investment income ..................................        0.34%(2)
Supplemental Data:
Net assets, end of period, in thousands ................      $2,249
Portfolio turnover rate ................................          99%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
FINANCIAL HIGHLIGHTS continued


                                        FOR THE SIX
                                       MONTHS ENDED
                                   NOVEMBER 30, 2001++
                                   -------------------
                                       (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period .........................      $   13.19
                                       ----------
Income (loss) from investment
 operations:
 Net investment income (loss) ...          (0.04)
 Net realized and unrealized
  gain (loss) ...................          (0.60)
                                       ----------
Total income (loss) from
 investment operations ..........          (0.64)
                                       ----------
Less dividends and distributions
 from:
 Net investment income ..........              -
 Net realized gain ..............              -
                                       ----------
Total dividends and distributions              -
                                       ----------
Net asset value, end of period ..      $   12.55
                                       ==========
Total Return+ ...................          (4.85)%(1)
Ratios to Average Net Assets:
Expenses ........................           1.93 %(2)(3)
Net investment income (loss) ....          (0.65)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ......................       $419,147
Portfolio turnover rate .........            108 %(1)



                                                                                                               FOR THE PERIOD
                                                           FOR THE YEAR ENDED MAY 31,                        FEBRUARY 26, 1997*
                                      ---------------------------------------------------------------------       THROUGH
                                               2001++             2000++           1999++         1998**++      MAY 31, 1997
                                      ------------------ ------------------ --------------- --------------- -------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period .............................        $   10.64          $   15.37    $    14.38          $   10.05       $  10.00
                                             ----------         ----------   ----------          ----------      ------------
Income (loss) from investment
 operations:
 Net investment income (loss) .......            (0.06)             (0.05)        (0.06)             (0.05)          0.01
 Net realized and unrealized
  gain (loss) .......................             2.61              (1.00)         2.45               4.58           0.04
                                             ----------         ----------   ----------          ----------      ------------
Total income (loss) from
 investment operations ..............             2.55              (1.05)         2.39               4.53           0.05
                                             ----------         ----------   ----------          ----------      ------------
Less dividends and distributions
 from:
 Net investment income ..............                -                  -             -              (0.02)             -
 Net realized gain ..................                -              (3.68)        (1.40)             (0.18)             -
                                             ----------         ----------   ----------          ----------      ------------
Total dividends and distributions ...                -              (3.68)        (1.40)             (0.20)             -
                                             ----------         ----------   ----------          ----------      ------------
Net asset value, end of period ......        $   13.19          $   10.64    $    15.37          $   14.38       $  10.05
                                             ==========         ==========   ==========          ==========      ============
Total Return+ .......................            23.97 %            (8.35)%       18.69 %            45.25 %         0.50%(1)
Ratios to Average Net Assets:
Expenses ............................             1.93 %(3)          1.96 %(3)     1.97 %(3)          1.98 %         2.23%(2)
Net investment income (loss) ........            (0.52)%(3)         (0.39)%(3)    (0.40)%(3)         (0.38)%         0.64%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ..........................         $481,517           $369,229      $474,549           $370,181       $176,651
Portfolio turnover rate .............              254 %              264 %         295 %               99 %           17%(1)


------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
FINANCIAL HIGHLIGHTS continued


                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                             NOVEMBER 30, 2001
                                                         ------------------------
                                                                 (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................         $ 13.19
                                                                 --------
Income (loss) from investment operations:
 Net investment loss ...................................           (0.04)
 Net realized and unrealized gain (loss) ...............           (0.60)
                                                                 --------
Total income (loss) from investment operations .........           (0.64)
                                                                 --------
Less dividends and distributions from:
 Net investment income .................................               -
 Net realized gain .....................................               -
                                                                 --------
Total dividends and distributions. .....................               -
                                                                 --------
Net asset value, end of period. ........................         $ 12.55
                                                                 ========
Total Return+ ..........................................           (4.85)%(1)
Ratios to Average Net Assets:
Expenses ...............................................            1.93 %(2)(3)
Net investment loss ....................................           (0.65)%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands ................         $12,761
Portfolio turnover rate ................................             108 %(1)



                                                                                                               FOR THE PERIOD
                                                                    FOR THE YEAR ENDED MAY 31,                 JULY 28, 1997*
                                                         --------------------------------------------------        THROUGH
                                                            2001               2000               1999          MAY 31, 1998
                                                         -------------- ------------------ ----------------  ------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................  $ 10.64           $ 15.37            $  14.38           $11.51
                                                          --------           -------            --------          -------
Income (loss) from investment operations:
 Net investment loss ...................................    (0.06)            (0.05)              (0.05)           (0.05)
 Net realized and unrealized gain (loss) ...............     2.61             (1.00)               2.44             3.13
                                                          --------           -------            --------          -------
Total income (loss) from investment operations .........     2.55             (1.05)               2.39             3.08
                                                          --------           -------            --------          -------
Less dividends and distributions from:
 Net investment income .................................        -                -                    -            (0.03)
 Net realized gain .....................................        -             (3.68)              (1.40)           (0.18)
                                                          --------           -------            --------          -------
Total dividends and distributions. .....................        -             (3.68)              (1.40)           (0.21)
                                                          --------           -------            --------          -------
Net asset value, end of period. ........................  $ 13.19           $ 10.64            $  15.37           $14.38
                                                          ========           =======            ========          =======
Total Return+ ..........................................    23.97 %           (8.35)%             18.69 %          26.95 %(1)
Ratios to Average Net Assets:
Expenses ...............................................     1.93 %(3)         1.96 %(3)           1.91 %(3)        1.96 %(2)
Net investment loss ....................................    (0.52)%(3)        (0.39)%(3)          (0.34)%(3)       (0.42)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................  $15,047            $9,888             $10,305           $5,284
Portfolio turnover rate ................................      254 %             264 %               295 %             99 %

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Financial Services Trust
FINANCIAL HIGHLIGHTS continued


                                                                                         FOR THE YEAR ENDED MAY 31,
                                                           FOR THE SIX        ------------------------------------------------
                                                          MONTHS ENDED
                                                        NOVEMBER 30, 2001           2001            2000            1999
                                                      --------------------    ---------------- -------------- ----------------
                                                           (unaudited)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................   $13.66                $   10.91      $15.53           $   14.35
                                                           --------              ---------      -------          ---------
Income (loss) from investment operations:
 Net investment income .................................     0.03                     0.07        0.06                0.04
 Net realized and unrealized gain (loss) ...............    (0.62)                    2.68       (1.00)               2.54
                                                           --------              ---------      -------          ---------
Total income (loss) from investment operations .........    (0.59)                    2.75       (0.94)               2.58
                                                           --------              ---------      -------          ---------
Less dividends and distributions from:
 Net investment income .................................        -                        -          -                    -
 Net realized gain .....................................        -                        -       (3.68)              (1.40)
                                                           --------              ---------      -------          ---------
Total dividends and distributions ......................        -                        -       (3.68)              (1.40)
                                                           --------              ---------      -------          ---------
Net asset value, end of period .........................   $13.07                $   13.66      $ 10.91          $   15.53
                                                           ========              =========      =======          =========
Total Return+ ..........................................    (4.32)%(1)               25.21%      (7.46)%             20.12%
Ratios to Average Net Assets:
Expenses ...............................................     0.93 %(2)(3)             0.93%(3)    0.96 %(3)           0.97%(3)
Net investment income ..................................     0.35 %(2)(3)             0.48%(3)    0.61 %(3)           0.60%(3)
Supplemental Data:
Net assets, end of period, in thousands ................  $37,974                $  23,081      $1,630           $   1,385
Portfolio turnover rate ................................      108 %(1)                 254%        264 %               295%



                                                          FOR THE PERIOD
                                                          JULY 28, 1997*
                                                             THROUGH
                                                           MAY 31, 1998
                                                         ---------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................   $   11.51
                                                           ---------
Income (loss) from investment operations:
 Net investment income .................................        0.08
 Net realized and unrealized gain (loss) ...............        3.01
                                                           ---------
Total income (loss) from investment operations .........        3.09
                                                           ---------
Less dividends and distributions from:
 Net investment income .................................       (0.07)
 Net realized gain .....................................       (0.18)
                                                           ---------
Total dividends and distributions ......................       (0.25)
                                                           ---------
Net asset value, end of period .........................   $   14.35
                                                           =========
Total Return+ ..........................................       27.03%(1)
Ratios to Average Net Assets:
Expenses ...............................................        0.94%(2)
Net investment income ..................................        0.63%(2)
Supplemental Data:
Net assets, end of period, in thousands ................   $      80
Portfolio turnover rate ................................          99%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Sean Aurigemma
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accord-ingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.







Morgan Stanley
Financial Services Trust






[GRAPHIC OMITTED]






Semiannual Report
November 30, 2001